NASDAQ®
THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
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CBCNAS
001-33931

Gary N. Sundick
Vice President
Listing Qualifications

11005416

By Facsimile and First Class Mail

January 24, 2011

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on January 12, 2011 The Nasdaq Stock Market (the "Exchange") received from BCD Semiconductor Manufacturing Limited (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

American Depository Shares, each
representing six (6) Ordinary Shares

Ordinary Shares, par value $0.001 per share[1]

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

Gary N. Sundick

[1] Not for trading, but only in connection with the registration of American Depositary Shares.